Investment in unconsolidated subsidiary (Details) (USD $)	3 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2013 Global Tubing LLC [Member]	Dec. 31, 2013 Global Tubing LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated subsidiary					$ 112,241,000	$ 0	$ 0	$ 112,200,000
Distribution from unconsolidated subsidiary					64,228,000	0	0	64,200,000	5,900,000
Equity method investment, partner net investment								48,000,000
Equity method investment, deferred tax liability								10,900,000
Equity method investment, partner gross investment								58,900,000
Earnings from equity investment	4,366,000	2,946,000	0	0	7,312,000	0	0		7,300,000
Investment in unconsolidated subsidiary	$ 60,292,000				$ 60,292,000	$ 0			$ 60,300,000